Share based payment (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 Share ₪ / shares shares	Dec. 31, 2022 Share	Dec. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share	3,000,000	164,000	0
Purchase one ordinary share	₪ 1
Number of warrants allocated to employees | shares	164,000
Exercise price of warrants	₪ 55.3
Weighted average share price	₪ 51.69
Number of share options exercisable in share-based payment arrangement | Share	164,000
Percentage of capital and voting rights before grant	1.18%
Percentage Of Capital And Voting Rights After Grant	1.17%
First Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	3 years
Second Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	4 years
Third Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life	5 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage	39.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage	44.00%